ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 16.9%
	APPAREL & TEXTILE PRODUCTS - 0.6%
6,200	On Holding A.G.(a)	$ 204,600

	ENGINEERING & CONSTRUCTION - 1.4%
2,500	Quanta Services, Inc.	491,125

	FOOD - 0.6%
3,100	Mondelez International, Inc., Class A	226,114

	HEALTH CARE FACILITIES & SERVICES - 2.0%
1,500	UnitedHealth Group, Inc.	720,960

	INTERNET MEDIA & SERVICES - 0.5%
4,000	Uber Technologies, Inc.(a)	172,680

	LEISURE FACILITIES & SERVICES - 2.0%
1,800	McDonald's Corporation	537,138
1,400	Yum! Brands, Inc.	193,970
		731,108
	SOFTWARE - 9.8%
4,800	Microsoft Corporation	1,634,592
4,500	Palo Alto Networks, Inc.(a)	1,149,795
3,300	Salesforce, Inc.(a)	697,158
		3,481,545

	TOTAL COMMON STOCKS (Cost $5,337,301)	6,028,132

	EXCHANGE-TRADED FUNDS — 59.7%
	EQUITY - 45.5%
5,300	Health Care Select Sector SPDR Fund	703,469
15,700	Industrial Select Sector SPDR Fund	1,684,924
3,000	Invesco QQQ Trust Series 1	1,108,260
15,000	Invesco S&P 500 Low Volatility ETF	942,150
22,300	Invesco S&P 500 Revenue ETF	1,784,000

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.7% (Continued)
	EQUITY - 45.5% (Continued)
22,600	iShares Cybersecurity and Technology ETF	$ 854,732
14,600	iShares MSCI USA Minimum Volatility Factor ETF	1,085,218
2,200	iShares Semiconductor ETF	1,115,972
12,200	iShares US Infrastructure ETF	476,776
6,400	Materials Select Sector SPDR Fund	530,368
6,000	Technology Select Sector SPDR Fund	1,043,160
5,800	Vanguard Communication Services ETF	616,598
11,500	Vanguard FTSE Europe ETF	709,550
5,700	Vanguard Health Care ETF	1,395,474
3,500	Vanguard S&P 500 ETF	1,425,480
7,100	Vanguard US Multifactor ETF	737,761
		16,213,892
	FIXED INCOME - 14.2%
64,900	iShares iBonds 2024 Term High Yield and Income ETF	1,497,892
63,900	iShares iBonds December 2023 Term Corporate ETF	1,616,031
66,000	SPDR Portfolio Short Term Corporate Bond ETF	1,943,040
		5,056,963

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,120,139)	21,270,855

	SHORT-TERM INVESTMENT — 23.5%
	MONEY MARKET FUND - 23.5%
8,376,958	First American Government Obligations Fund, Class X, 5.01% (Cost $8,376,958)(b)	8,376,958

	TOTAL INVESTMENTS - 100.1% (Cost $33,834,398)	$ 35,675,945
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(29,188)
	NET ASSETS - 100.0%	$ 35,646,757

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 17.3%
	APPAREL & TEXTILE PRODUCTS - 0.6%
4,800	On Holding A.G.(a)	$ 158,400

	ENGINEERING & CONSTRUCTION - 1.5%
2,000	Quanta Services, Inc.	392,900

	FOOD - 0.6%
2,100	Mondelez International, Inc., Class A	153,174

	HEALTH CARE FACILITIES & SERVICES - 2.4%
1,300	UnitedHealth Group, Inc.	624,832

	INTERNET MEDIA & SERVICES - 0.5%
3,000	Uber Technologies, Inc.(a)	129,510

	LEISURE FACILITIES & SERVICES - 2.8%
2,000	McDonald's Corporation	596,820
1,100	Yum! Brands, Inc.	152,405
		749,225
	SOFTWARE - 8.9%
3,000	Microsoft Corporation	1,021,620
3,000	Palo Alto Networks, Inc.(a)	766,530
2,700	Salesforce, Inc.(a)	570,402
		2,358,552

	TOTAL COMMON STOCKS (Cost $4,161,192)	4,566,593

	EXCHANGE-TRADED FUNDS — 65.2%
	EQUITY - 38.2%
2,600	Health Care Select Sector SPDR Fund	345,098
8,100	Industrial Select Sector SPDR Fund	869,292
2,700	Invesco QQQ Trust Series 1	997,434
9,000	Invesco S&P 500 Low Volatility ETF	565,290
15,500	Invesco S&P 500 Revenue ETF	1,240,000

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.2% (Continued)
	EQUITY - 38.2% (Continued)
17,800	iShares MSCI USA Minimum Volatility Factor ETF	$ 1,323,074
1,200	iShares Semiconductor ETF	608,712
11,200	iShares US Infrastructure ETF	437,696
5,000	Materials Select Sector SPDR Fund	414,350
2,100	Technology Select Sector SPDR Fund	365,106
3,900	Vanguard Communication Services ETF	414,609
5,100	Vanguard FTSE Europe ETF	314,670
3,200	Vanguard Health Care ETF	783,424
3,400	Vanguard S&P 500 ETF	1,384,752
		10,063,507
	FIXED INCOME - 27.0%
57,000	Invesco BulletShares 2023 Corporate Bond ETF	1,206,690
62,100	iShares iBonds 2024 Term High Yield and Income ETF	1,433,268
51,900	iShares iBonds December 2023 Term Corporate ETF	1,312,551
52,700	iShares iBonds December 2023 Term Treasury ETF	1,307,487
18,900	iShares iBonds December 2024 Term Corporate ETF	465,318
47,600	SPDR Portfolio Short Term Corporate Bond ETF	1,401,344
		7,126,658

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,408,044)	17,190,165

	SHORT-TERM INVESTMENT — 17.6%
	MONEY MARKET FUND - 17.6%
4,636,957	First American Government Obligations Fund, Class X, 5.01% (Cost $4,636,957)(b)	4,636,957

	TOTAL INVESTMENTS - 100.1% (Cost $25,206,193)	$ 26,393,715
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(20,173)
	NET ASSETS - 100.0%	$ 26,373,542

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.